Shenkman Capital Short Duration High Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

CORPORATE BONDS - 83.8% (f)	Principal Amount	Fair Value
AEROSPACE & DEFENSE - 1.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (a)	$1,425,000	$1,454,190
Bombardier, Inc., 7.13%, 06/15/2026 (a)	2,565,000	2,604,139
Howmet Aerospace, Inc., 5.13%, 10/01/2024	1,014,000	1,014,000
TransDigm, Inc.
5.50%, 11/15/2027	10,056,000	9,884,339
6.38%, 03/01/2029 (a)	8,041,000	8,091,580
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	167,000	175,092
		23,223,340

AUTO RETAIL - 1.3%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.38%, 01/15/2029 (a)	5,332,000	5,193,226
Lithia Motors, Inc., 4.63%, 12/15/2027 (a)	6,545,000	6,251,158
Penske Automotive Group, Inc., 3.50%, 09/01/2025	12,118,000	11,811,181
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (a)	1,555,000	1,598,874
		24,854,439

AUTOMOTIVE - 8.3%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (a)	6,692,000	6,512,883
7.00%, 04/15/2028 (a)	3,035,000	3,109,282
Allison Transmission, Inc., 4.75%, 10/01/2027 (a)	11,389,000	11,013,283
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	2,039,000	2,041,575
6.50%, 04/01/2027	12,662,000	12,655,383
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (a)	19,377,000	19,371,743
8.50%, 05/15/2027 (a)	12,401,000	12,491,341
Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025 (a)	7,131,000	7,120,436
Dana, Inc., 5.38%, 11/15/2027	8,296,000	8,117,462
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	1,855,000	1,846,333
5.13%, 06/16/2025	8,815,000	8,750,920
3.38%, 11/13/2025	8,955,000	8,669,820
8.32% (SOFR + 2.95%), 03/06/2026	3,675,000	3,806,717
6.95%, 06/10/2026	6,162,000	6,283,300
3.82%, 11/02/2027	1,005,000	943,396
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	10,268,000	10,309,185
5.00%, 05/31/2026	7,622,000	7,498,543
IHO Verwaltungs GmbH, 4.75% (5.50% PIK), 09/15/2026 (a)	8,264,000	8,014,859
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025 (a)	5,576,000	5,610,554
Patrick Industries, Inc., 7.50%, 10/15/2027 (a)	5,306,000	5,364,515
Phinia, Inc., 6.75%, 04/15/2029 (a)	3,212,000	3,263,729
ZF North America Capital, Inc.
4.75%, 04/29/2025 (a)	3,790,000	3,744,821
6.88%, 04/14/2028 (a)	2,625,000	2,677,836
		159,217,916

BUILDING PRODUCTS - 1.4%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028 (a)	3,403,000	3,590,573
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (a)	5,239,000	5,256,870
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	10,479,000	10,325,402
6.63%, 06/15/2029 (a)	2,919,000	2,962,417
Standard Industries, Inc., 5.00%, 02/15/2027 (a)	4,010,000	3,902,784
		26,038,046

CHEMICALS - 1.9%
Avient Corp., 5.75%, 05/15/2025 (a)	10,971,000	10,954,378
Consolidated Energy Finance SA, 6.50%, 05/15/2026 (a)	890,000	861,870
INEOS Finance PLC
6.75%, 05/15/2028 (a)	3,202,000	3,212,054
7.50%, 04/15/2029 (a)	1,072,000	1,084,347
Methanex Corp., 4.25%, 12/01/2024	4,906,000	4,874,579
NOVA Chemicals Corp., 5.25%, 06/01/2027 (a)	1,988,000	1,903,296
Olympus Water US Holding Corp.
7.13%, 10/01/2027 (a)	3,162,000	3,185,057
9.75%, 11/15/2028 (a)	2,635,000	2,796,549
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	2,869,000	2,673,580
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026 (a)	2,910,000	2,816,822
SNF Group SACA, 3.13%, 03/15/2027 (a)	1,085,000	999,207
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.38%, 09/01/2025 (a)	1,018,000	842,925
WR Grace Holdings LLC, 4.88%, 06/15/2027 (a)	1,000,000	965,733
		37,170,397

COMMERCIAL SERVICES - 3.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/2026 (a)	165,000	164,647
Aramark Services, Inc.
5.00%, 04/01/2025 (a)	12,445,000	12,370,771
5.00%, 02/01/2028 (a)	2,446,000	2,369,106
Brink's Co., 5.50%, 07/15/2025 (a)	5,365,000	5,363,477
Camelot Finance SA, 4.50%, 11/01/2026 (a)	7,266,000	7,035,442
Garda World Security Corp.
4.63%, 02/15/2027 (a)	120,000	114,835
9.50%, 11/01/2027 (a)	3,564,000	3,583,976
7.75%, 02/15/2028 (a)	3,107,000	3,169,426
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	11,363,000	11,020,619
5.00%, 07/15/2028 (a)	1,000,000	958,835
7.00%, 02/15/2029 (a)	1,504,000	1,532,081
OPENLANE, Inc., 5.13%, 06/01/2025 (a)	5,938,000	5,861,157
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	11,347,000	11,181,356
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (a)	5,813,000	5,811,011
		70,536,739

CONSTRUCTION & ENGINEERING - 0.6%
Pike Corp., 5.50%, 09/01/2028 (a)	200,000	191,971
Williams Scotsman, Inc.
6.13%, 06/15/2025 (a)	8,333,000	8,328,750
6.63%, 06/15/2029 (a)	2,364,000	2,387,431
		10,908,152

ENVIRONMENTAL SERVICES - 1.2%
Clean Harbors, Inc., 4.88%, 07/15/2027 (a)	2,495,000	2,417,906
GFL Environmental, Inc.
3.75%, 08/01/2025 (a)	12,656,000	12,556,027
5.13%, 12/15/2026 (a)	7,045,000	6,971,967
4.00%, 08/01/2028 (a)	2,094,000	1,948,252
		23,894,152

FINANCIALS: CONSUMER FINANCE - 3.0%
Ally Financial, Inc.
5.75%, 11/20/2025	4,439,000	4,415,350
7.10%, 11/15/2027	10,054,000	10,482,922
6.99% (SOFR + 3.26%, 06/13/2029	1,456,000	1,512,076
goeasy Ltd.
4.38%, 05/01/2026 (a)	4,760,000	4,621,200
9.25%, 12/01/2028 (a)	4,564,000	4,848,618
7.63%, 07/01/2029 (a)	2,156,000	2,201,153
Navient Corp.
5.88%, 10/25/2024	1,000,000	999,196
6.75%, 06/25/2025	9,082,000	9,085,060
6.75%, 06/15/2026	1,617,000	1,628,411
5.00%, 03/15/2027	5,050,000	4,825,607
OneMain Finance Corp.
7.13%, 03/15/2026	5,015,000	5,099,737
3.50%, 01/15/2027	1,381,000	1,295,386
7.88%, 03/15/2030	2,507,000	2,586,241
SLM Corp., 3.13%, 11/02/2026	4,285,000	3,996,724
		57,597,681

FINANCIALS: DIVERSIFIED - 1.7%
Aircastle Ltd.
5.25%, 08/11/2025 (a)	4,810,000	4,774,431
6.50%, 07/18/2028 (a)	4,575,000	4,664,797
Block, Inc., 2.75%, 06/01/2026	4,154,000	3,927,544
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027 (a)	2,175,000	2,105,978
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	1,050,000	1,111,077
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028 (a)	7,224,000	7,621,233
6.40%, 03/26/2029 (a)	1,090,000	1,109,488
8.13%, 03/30/2029 (a)	2,587,000	2,737,041
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (a)	1,383,000	1,365,994
3.63%, 07/15/2026 (a)	2,809,000	2,644,917
		32,062,500

FINANCIALS: INSURANCE - 0.5%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	1,000,000	1,005,513
8.50%, 06/15/2029 (a)	1,636,000	1,655,869
AmWINS Group, Inc., 6.38%, 02/15/2029 (a)	3,980,000	3,993,504
AssuredPartners, Inc., 5.63%, 01/15/2029 (a)	1,123,000	1,051,567
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (a)	1,884,000	1,889,908
		9,596,361

FINANCIALS: THRIFTS & MORTGAGES - 2.6%
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (a)	7,092,000	6,947,987
6.00%, 01/15/2027 (a)	7,406,000	7,332,681
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (a)	9,158,000	9,082,698
7.88%, 12/15/2029 (a)	1,195,000	1,233,116
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (a)	13,972,000	13,058,993
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	10,028,000	9,962,120
5.75%, 06/15/2027 (a)	1,920,000	1,876,134
		49,493,729

FOOD & BEVERAGE - 0.2%
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)	2,500,000	2,451,805
Post Holdings, Inc., 5.63%, 01/15/2028 (a)	1,758,000	1,732,199
		4,184,004

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.3%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	2,417,000	2,448,626
Owens & Minor, Inc., 4.38%, 12/15/2024	3,870,000	3,848,690
		6,297,316

HEALTHCARE: FACILITIES - 3.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	4,980,000	4,876,498
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (a)	8,457,000	7,883,413
Encompass Health Corp., 5.75%, 09/15/2025	899,000	896,856
HCA, Inc.
7.69%, 06/15/2025	658,000	669,079
7.58%, 09/15/2025	2,251,000	2,296,890
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	6,636,000	7,052,144
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (a)	2,576,000	2,464,237
ModivCare, Inc., 5.88%, 11/15/2025 (a)	2,260,000	2,293,199
Select Medical Corp., 6.25%, 08/15/2026 (a)	11,639,000	11,705,275
Tenet Healthcare Corp.
6.25%, 02/01/2027	24,925,000	24,930,142
5.13%, 11/01/2027	4,812,000	4,713,465
		69,781,198

HEALTHCARE: LIFE SCIENCES - 1.3%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027 (a)	3,610,000	3,542,273
IQVIA, Inc.
5.00%, 10/15/2026 (a)	20,675,000	20,305,271
5.00%, 05/15/2027 (a)	1,981,000	1,934,793
		25,782,337

HEALTHCARE: PHARMA & BIOTECH - 1.2%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (a)	3,694,000	3,450,473
9.00%, 12/15/2025 (a)	4,093,000	3,712,351
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/2025	3,721,000	3,733,625
3.15%, 10/01/2026	13,135,000	12,337,844
		23,234,293

HEALTHCARE: REITs - 0.8%
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	10,305,000	9,373,404
5.00%, 10/15/2027	894,000	738,505
Sabra Health Care LP, 5.13%, 08/15/2026	5,090,000	5,011,147
		15,123,056

INDUSTRIAL MACHINERY - 1.6%
Enpro, Inc., 5.75%, 10/15/2026	11,006,000	10,863,183
Esab Corp., 6.25%, 04/15/2029 (a)	1,813,000	1,826,334
Madison IAQ LLC, 4.13%, 06/30/2028 (a)	4,158,000	3,881,307
Regal Rexnord Corp., 6.05%, 02/15/2026	7,441,000	7,463,035
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	4,157,000	4,033,655
WESCO Distribution, Inc., 6.38%, 03/15/2029 (a)	2,700,000	2,713,303
		30,780,817

LEISURE: CASINOS & GAMING - 6.8%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (a)	2,450,000	2,533,888
Boyd Gaming Corp., 4.75%, 12/01/2027	3,777,000	3,642,167
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (a)	22,562,000	23,035,847
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	14,372,000	14,146,479
4.75%, 01/15/2028 (a)	2,177,000	2,081,244
International Game Technology PLC
6.50%, 02/15/2025 (a)	7,054,000	7,062,253
4.13%, 04/15/2026 (a)	15,642,000	15,232,585
6.25%, 01/15/2027 (a)	11,350,000	11,393,743
Light & Wonder International, Inc., 7.00%, 05/15/2028 (a)	12,166,000	12,240,979
MGM Resorts International
5.75%, 06/15/2025	6,078,000	6,061,475
4.63%, 09/01/2026	427,000	417,061
5.50%, 04/15/2027	1,385,000	1,367,502
Penn Entertainment, Inc., 5.63%, 01/15/2027 (a)	7,521,000	7,265,995
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/2026 (a)	4,033,000	3,908,655
Station Casinos LLC, 4.50%, 02/15/2028 (a)	4,766,000	4,488,917
VICI Properties LP / VICI Note Co., Inc.
3.50%, 02/15/2025 (a)	1,865,000	1,841,542
4.63%, 06/15/2025 (a)	5,805,000	5,735,519
4.50%, 09/01/2026 (a)	2,405,000	2,344,109
4.25%, 12/01/2026 (a)	5,240,000	5,064,544
3.75%, 02/15/2027 (a)	1,255,000	1,193,285
		131,057,789

LEISURE: HOTELS - 7.8%
Carnival Corp., 5.75%, 03/01/2027 (a)	2,766,000	2,734,422
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (a)	14,585,000	15,797,655
Carnival PLC, 7.88%, 06/01/2027	1,180,000	1,241,299
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 04/15/2027	2,855,000	2,832,047
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025 (a)	4,980,000	4,976,691
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	1,654,000	1,561,208
NCL Corp. Ltd.
3.63%, 12/15/2024 (a)	11,752,000	11,644,440
5.88%, 02/15/2027 (a)	3,270,000	3,234,445
8.38%, 02/01/2028 (a)	2,044,000	2,137,668
8.13%, 01/15/2029 (a)	880,000	923,770
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028 (a)	4,393,000	4,333,057
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	5,565,000	5,366,212
7.25%, 07/15/2028 (a)	2,904,000	3,005,535
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (a)	13,668,000	13,005,945
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (a)	2,642,000	2,558,757
5.50%, 08/31/2026 (a)	8,099,000	8,013,181
5.38%, 07/15/2027 (a)	7,328,000	7,221,575
8.25%, 01/15/2029 (a)	1,500,000	1,584,846
Sabre GLBL, Inc., 8.63%, 06/01/2027 (a)	5,502,000	5,067,576
Service Properties Trust
5.25%, 02/15/2026	5,242,000	5,079,720
5.50%, 12/15/2027	1,421,000	1,319,448
Six Flags Entertainment Corp., 5.50%, 04/15/2027 (a)	3,600,000	3,566,317
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (a)	4,865,000	4,891,811
Travel + Leisure Co.
6.60%, 10/01/2025 (e)	3,498,000	3,522,206
6.63%, 07/31/2026 (a)	9,610,000	9,687,985
6.00%, 04/01/2027 (e)	2,810,000	2,805,989
TripAdvisor, Inc., 7.00%, 07/15/2025 (a)	13,467,000	13,520,693
Viking Cruises Ltd., 5.88%, 09/15/2027 (a)	1,873,000	1,854,820
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	2,362,000	2,291,558
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	4,091,000	3,816,102
		149,596,978

LEISURE: RESTAURANTS - 2.0%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 04/15/2025 (a)	2,075,000	2,069,061
4.38%, 01/15/2028 (a)	3,506,000	3,309,745
CEC Entertainment LLC, 6.75%, 05/01/2026 (a)	8,257,000	8,196,931
Dave & Buster's, Inc., 7.63%, 11/01/2025 (a)	8,680,000	8,731,047
IRB Holding Corp., 7.00%, 06/15/2025 (a)	16,286,000	16,304,401
		38,611,185

MEDIA: BROADCASTING - 2.8%
Graham Holdings Co., 5.75%, 06/01/2026 (a)	4,145,000	4,119,037
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	4,696,000	4,465,075
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)	12,260,000	11,546,017
5.00%, 08/01/2027 (a)	14,843,000	14,223,980
4.00%, 07/15/2028 (a)	1,900,000	1,718,035
TEGNA, Inc., 4.75%, 03/15/2026 (a)	3,590,000	3,513,387
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	13,936,000	13,356,673
		52,942,204

MEDIA: CABLE & SATELLITE - 2.9%
C&W Senior Finance Ltd., 6.88%, 09/15/2027 (a)	10,296,000	9,890,041
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)	19,036,000	18,864,417
5.13%, 05/01/2027 (a)	4,760,000	4,574,195
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/01/2026 (a)	5,290,000	5,110,337
CSC Holdings LLC, 5.50%, 04/15/2027 (a)	1,831,000	1,487,086
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	4,474,000	4,212,447
DISH DBS Corp., 5.88%, 11/15/2024	2,448,000	2,325,777
Sable International Finance Ltd., 5.75%, 09/07/2027 (a)	3,700,000	3,555,627
Viasat, Inc., 5.63%, 09/15/2025 (a)	5,100,000	4,951,761
		54,971,688

MEDIA: DIVERSIFIED - 1.1%
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	7,316,000	7,018,591
5.63%, 02/15/2029 (a)	1,014,000	975,680
McGraw-Hill Education, Inc., 5.75%, 08/01/2028 (a)	1,000,000	965,492
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)	2,570,000	2,463,495
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027 (a)	9,221,000	8,931,257
		20,354,515

MEDIA: ENTERTAINMENT - 1.5%
Live Nation Entertainment, Inc.
4.88%, 11/01/2024 (a)	11,376,000	11,350,187
5.63%, 03/15/2026 (a)	9,423,000	9,297,878
6.50%, 05/15/2027 (a)	500,000	503,304
4.75%, 10/15/2027 (a)	6,479,000	6,213,577
Playtika Holding Corp., 4.25%, 03/15/2029 (a)	1,660,000	1,457,861
		28,822,807

METALS & MINING - 0.3%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	3,363,000	3,314,934
Novelis Corp., 3.25%, 11/15/2026 (a)	2,000,000	1,883,713
		5,198,647

MIDSTREAM: STORAGE & TRANSPORT - 3.8%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (a)	2,400,000	2,445,799
Buckeye Partners LP
4.35%, 10/15/2024	2,094,000	2,086,336
4.13%, 03/01/2025 (a)	8,367,000	8,271,762
3.95%, 12/01/2026	4,209,000	3,998,521
Energy Transfer LP, 5.63%, 05/01/2027 (a)	1,799,000	1,792,546
EQM Midstream Partners LP
4.00%, 08/01/2024	6,079,000	6,064,175
6.00%, 07/01/2025 (a)	3,214,000	3,216,378
7.50%, 06/01/2027 (a)	6,501,000	6,643,138
6.38%, 04/01/2029 (a)	256,000	258,743
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	1,568,000	1,604,508
Kinetik Holdings LP, 6.63%, 12/15/2028 (a)	400,000	406,564
Northriver Midstream Finance LP, 5.63%, 02/15/2026 (a)	2,111,000	2,113,278
NuStar Logistics LP, 5.75%, 10/01/2025	8,734,000	8,684,945
Sunoco LP, 7.00%, 05/01/2029 (a)	3,472,000	3,564,841
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,341,000	2,339,432
7.00%, 09/15/2028 (a)	9,279,000	9,525,107
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	5,542,000	5,718,679
9.50%, 02/01/2029 (a)	4,896,000	5,369,221
		74,103,973

PACKAGING - 2.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/2026 (a)	3,313,000	2,879,334
Berry Global, Inc.
4.50%, 02/15/2026 (a)	7,539,000	7,383,882
4.88%, 07/15/2026 (a)	10,054,000	9,881,388
5.63%, 07/15/2027 (a)	55,000	54,167
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	943,000	909,568
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	8,670,000	8,529,718
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	2,293,000	2,372,134
LABL, Inc., 6.75%, 07/15/2026 (a)	6,916,000	6,835,503
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)	1,744,000	1,781,932
9.25%, 04/15/2027 (a)	1,647,000	1,650,032
Sealed Air Corp.
5.50%, 09/15/2025 (a)	205,000	205,227
4.00%, 12/01/2027 (a)	810,000	762,451
		43,245,336

REAL ESTATE: HOMEBUILDING - 0.3%
M/I Homes, Inc., 4.95%, 02/01/2028	1,409,000	1,360,234
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028	582,000	550,785
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (a)	1,189,000	1,184,780
5.75%, 01/15/2028 (a)	890,000	882,958
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	2,794,000	2,728,610
		6,707,367

REAL ESTATE: MANAGEMENT - 0.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (a)	2,836,000	2,817,986

RETAIL: FOOD & DRUG - 1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (a)	3,565,000	3,426,885
7.50%, 03/15/2026 (a)	13,468,000	13,668,390
4.63%, 01/15/2027 (a)	2,325,000	2,247,747
6.50%, 02/15/2028 (a)	5,260,000	5,296,052
US Foods, Inc., 6.88%, 09/15/2028 (a)	3,278,000	3,355,690
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	2,500,000	2,472,355
3.45%, 06/01/2026	1,187,000	1,118,276
		31,585,395

RETAILING - 0.7%
Bath & Body Works, Inc., 9.38%, 07/01/2025 (a)	6,442,000	6,669,003
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (a)	4,716,000	4,386,126
7.75%, 02/15/2029 (a)	1,700,000	1,657,267
		12,712,396

TECHNOLOGY HARDWARE - 1.2%
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025	5,065,000	4,985,630
Seagate HDD Cayman
4.75%, 01/01/2025	3,428,000	3,404,761
8.25%, 12/15/2029	4,098,000	4,398,404
Western Digital Corp., 4.75%, 02/15/2026	9,962,000	9,760,361
		22,549,156

TECHNOLOGY: SOFTWARE & SERVICES - 4.5%
Boxer Parent Co., Inc.
7.13%, 10/02/2025 (a)	17,523,000	17,583,560
9.13%, 03/01/2026 (a)	3,282,000	3,295,328
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)	1,821,000	1,747,656
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (a)	6,557,000	6,402,484
6.50%, 10/15/2028 (a)	2,765,000	2,585,482
Fair Isaac Corp., 4.00%, 06/15/2028 (a)	2,000,000	1,872,630
Gen Digital, Inc.
5.00%, 04/15/2025 (a)	13,902,000	13,831,176
6.75%, 09/30/2027 (a)	10,994,000	11,143,661
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/01/2027 (a)	1,275,000	1,249,162
Open Text Corp., 6.90%, 12/01/2027 (a)	8,475,000	8,807,245
PTC, Inc., 3.63%, 02/15/2025 (a)	8,277,000	8,189,074
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (a)	9,749,000	9,453,522
		86,160,980

TELECOM SERVICES: DIVERSIFIED - 2.1%
Altice France SA, 8.13%, 02/01/2027 (a)	2,070,000	1,554,169
Cogent Communications Group, Inc., 3.50%, 05/01/2026 (a)	6,857,000	6,572,007
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,420,000	1,387,813
5.00%, 05/01/2028 (a)	1,654,000	1,559,604
Iliad Holding SASU
6.50%, 10/15/2026 (a)	6,402,000	6,379,060
7.00%, 10/15/2028 (a)	2,384,000	2,365,957
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (a)	2,609,000	2,446,553
SBA Communications Corp., 3.88%, 02/15/2027	2,500,000	2,385,134
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	2,495,000	2,445,935
Videotron Ltd., 5.13%, 04/15/2027 (a)	11,684,000	11,511,542
Ziggo Bond Co. BV, 6.00%, 01/15/2027 (a)	2,710,000	2,660,356
		41,268,130

TELECOM SERVICES: WIRELESS - 0.1%
Sprint Capital Corp., 6.88%, 11/15/2028	1,578,000	1,674,065
Sprint LLC, 7.63%, 03/01/2026	660,000	678,755
		2,352,820

TRANSPORTATION - 2.1%
GXO Logistics, Inc., 6.25%, 05/06/2029	629,000	640,554
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	4,252,200	4,263,357
RXO, Inc., 7.50%, 11/15/2027 (a)	2,247,000	2,297,973
Uber Technologies, Inc.
8.00%, 11/01/2026 (a)	22,503,000	22,719,299
7.50%, 09/15/2027 (a)	4,220,000	4,306,185
XPO, Inc., 6.25%, 06/01/2028 (a)	6,124,000	6,166,415
		40,393,783

UTILITIES: POWER - 2.4%
Calpine Corp., 5.25%, 06/01/2026 (a)	10,638,000	10,530,073
NextEra Energy Operating Partners LP
4.25%, 07/15/2024 (a)	5,553,000	5,549,543
4.25%, 09/15/2024 (a)	72,000	71,550
NRG Energy, Inc., 6.63%, 01/15/2027	7,986,000	7,975,759
Vistra Operations Co. LLC
3.55%, 07/15/2024 (a)	570,000	569,379
5.50%, 09/01/2026 (a)	6,639,000	6,551,034
5.63%, 02/15/2027 (a)	10,641,000	10,469,120
5.00%, 07/31/2027 (a)	5,520,000	5,343,621
		47,060,079

UTILITIES: PROPANE - 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	3,411,000	3,399,412
5.88%, 08/20/2026	7,030,000	6,817,077
5.75%, 05/20/2027	5,418,000	5,116,252
9.38%, 06/01/2028 (a)	3,531,000	3,627,830
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/2026 (a)	574,000	561,930
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,177,000	1,165,910
		20,688,411
TOTAL CORPORATE BONDS (Cost $1,611,168,550)		1,612,978,098

BANK LOANS - 11.4% (g)
AEROSPACE & DEFENSE - 0.3%
TransDigm, Inc., Senior Secured First Lien, 8.08% (3 mo. SOFR US + 2.75%), 08/24/2028	4,931,334	4,945,832

AUTOMOTIVE - 0.2%
First Brands Group LLC, Senior Secured First Lien
10.59% (3 mo. SOFR US + 5.00%), 03/30/2027	2,227,237	2,216,457
10.59% (3 mo. SOFR US + 5.00%), 03/30/2027	1,680,062	1,672,711
		3,889,168

BUILDING PRODUCTS - 0.3%
Standard Industries, Inc., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 09/22/2028	5,925,824	5,946,476

COMMERCIAL SERVICES - 1.2%
AlixPartners LLP, Senior Secured First Lien, 7.96% (1 mo. SOFR US + 2.50%), 02/04/2028	6,444,344	6,456,428
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.06% (3 mo. Term SOFR + 3.75%), 04/09/2027	1,994,805	1,996,281
Dun & Bradstreet Corp., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 2.75%), 01/18/2029	7,779,909	7,794,496
Garda World Security Corp., Senior Secured First Lien, 9.59% (3 mo. SOFR US + 4.25%), 02/01/2029	6,244,112	6,290,943
		22,538,148

CONSTRUCTION & ENGINEERING - 0.1%
APi Group DE, Inc., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 01/03/2029	2,012,150	2,013,589

ENVIRONMENTAL SERVICES - 0.0%(b)
GFL Environmental, Inc., Senior Secured First Lien, 7.83% (3 mo. SOFR US + 2.50%), 05/28/2027	28,788	28,881

FINANCIALS: DIVERSIFIED - 0.5%
Ascensus Holdings, Inc., Senior Secured First Lien, 8.94% (1 mo. Term SOFR + 3.50%), 08/02/2028	2,212,761	2,217,187
Castlelake Aviation One DAC, Senior Secured First Lien, 7.84% (3 mo. SOFR US + 2.50%), 10/22/2026	4,851,719	4,865,691
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 10.59% (1 mo. SOFR US + 5.25%), 10/31/2028	1,700,000	1,706,375
WMB Holdings, Inc., Senior Secured First Lien, 7.92% (1 mo. SOFR US + 2.50%), 11/03/2027	1,093,231	1,090,498
		9,879,751

FINANCIALS: INSURANCE - 0.8%
Acrisure LLC, Senior Secured First Lien, 8.34% (3 mo. SOFR US + 3.00%), 02/16/2027	8,516,942	8,525,800
Asurion LLC, Senior Secured First Lien
8.71% (1 mo. SOFR US + 3.25%), 12/23/2026	5,098,576	5,063,167
9.44% (1 mo. SOFR US + 4.00%), 08/21/2028	1,096,024	1,085,403
		14,674,370

FOOD & BEVERAGE - 0.2%
Delivery Hero Finco LLC, Senior Secured First Lien, 10.33% (1 mo. Term SOFR + 5.00%), 12/12/2029	4,757,402	4,806,166

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.6%
AthenaHealth Group, Inc., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 02/15/2029	2,992,366	2,986,292
Insulet Corp., Senior Secured First Lien, 8.33% (1 mo. SOFR US + 3.00%), 05/04/2028	905,663	910,001
Medline Borrower LP, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 10/23/2028	5,624,766	5,642,343
Waystar Technologies, Inc., Senior Secured First Lien, 8.08% (1 mo. Term SOFR + 2.75%), 10/22/2029	2,911,261	2,918,539
		12,457,175

HEALTHCARE: FACILITIES - 0.8%
Global Medical Response, Inc., Senior Secured First Lien, 10.09% (0.75% PIK) (1 mo. Term SOFR + 4.75%), 10/02/2028	2,233,778	2,167,882
Select Medical Corp., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 03/05/2027	10,078,654	10,095,435
Surgery Center Holdings, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 12/19/2030	2,388,000	2,397,110
		14,660,427

HEALTHCARE: LIFE SCIENCES - 0.3%
Catalent Pharma Solutions, Inc., Senior Secured First Lien
7.46% (1 mo. SOFR US + 2.00%), 02/22/2028	1,308,189	1,309,171
8.34% (1 mo. SOFR US + 3.00%), 02/22/2028	4,420,203	4,428,491
		5,737,662

HEALTHCARE: MANAGED HEALTH CARE - 0.2%
Cotiviti, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 04/30/2031	3,415,000	3,406,462

HEALTHCARE: PHARMA & BIOTECH - 0.6%
Jazz Financing Lux Sarl, Senior Secured First Lien, 7.58%, 05/05/2028 (c)	11,402,588	11,423,968

INDUSTRIAL MACHINERY - 0.2%
Vertiv Group Corp., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 03/02/2027	3,712,182	3,727,123

LEISURE: HOTELS - 0.2%
Carnival Corp., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 10/18/2028	1,796,992	1,804,010
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 08/02/2028	2,789,657	2,792,893
		4,596,903

LEISURE: RESTAURANTS - 0.6%
IRB Holding Corp., Senior Secured First Lien, 8.18% (1 mo. SOFR US + 2.75%), 12/15/2027	12,339,776	12,349,031

MEDIA: BROADCASTING - 0.3%
Univision Communications, Inc., Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 03/24/2026	4,803,591	4,811,709

MEDIA: CABLE & SATELLITE - 0.3%
Charter Communications Operating LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 1.75%), 02/01/2027	4,960,938	4,960,466

MEDIA: DIVERSIFIED - 0.2%
McGraw-Hill Education, Inc., Senior Secured First Lien, 10.20% (3 mo. SOFR US + 4.75%), 07/31/2028	4,682,559	4,696,537

MEDIA: ENTERTAINMENT - 0.8%
Playtika Holding Corp., Senior Secured First Lien, 8.21% (1 mo. SOFR US + 2.75%), 03/13/2028	5,680,044	5,686,917
UFC Holdings LLC, Senior Secured First Lien, 8.34% (3 mo. SOFR US + 2.75%), 04/29/2026	3,752,273	3,765,068
William Morris Endeavor Entertainment LLC, Senior Secured First Lien
8.21% (1 mo. SOFR US + 2.75%), 05/19/2025	4,231,804	4,243,886
8.21% (1 mo. SOFR US + 2.75%), 05/19/2025	2,055,860	2,061,730
8.21% (1 mo. SOFR US + 2.75%), 05/19/2025	386,314	387,416
8.21% (1 mo. SOFR US + 2.75%), 05/19/2025	187,677	188,213
		16,333,230

RETAILING - 0.6%
Belron Finance US LLC, Senior Secured First Lien, 7.51% (3 mo. SOFR US + 1.93%), 04/28/2028	1,652,205	1,655,988
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 05/04/2028	3,482,321	3,494,405
PetSmart LLC, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 02/14/2028	5,594,085	5,584,742
		10,735,135

TECHNOLOGY HARDWARE - 0.4%
Presidio Holdings, Inc., Senior Secured First Lien 8.92% (1 mo. Term SOFR + 3.50%), 01/22/2027	3,040,027	3,046,366
Synaptics, Inc., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 2.25%), 12/04/2028	5,510,414	5,519,368
		8,565,734

TECHNOLOGY: SOFTWARE & SERVICES - 1.1%
Boxer Parent Co., Inc., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 12/29/2028	6,008,330	6,028,158
Cloud Software Group, Inc., Senior Secured First Lien
9.33% (3 mo. SOFR US + 4.00%), 03/29/2029	3,004,610	3,005,932
9.33% (3 mo. SOFR US + 4.00%), 03/29/2029	7,530	7,534
MH Sub I LLC, Senior Secured First Lien, 9.59% (1 mo. SOFR US + 4.25%), 05/03/2028	2,827,900	2,828,480
Polaris Newco LLC, Senior Secured First Lien, 9.59% (3 mo. SOFR US + 4.00%), 06/05/2028	2,868,354	2,870,634
Proofpoint, Inc., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 08/31/2028	2,150,359	2,154,800
SolarWinds Holdings, Inc., Senior Secured First Lien, 5.34% (1 mo. Term SOFR + 2.75%), 02/05/2030	4,963,953	4,976,363
		21,871,901

TRANSPORTATION - 0.5%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 10.34% (3 mo. SOFR US + 4.75%), 04/20/2028	4,468,703	4,622,315
Mileage Plus Holdings LLC, Senior Secured First Lien, 10.74% (3 mo. SOFR US + 5.25%), 06/21/2027	3,824,805	3,907,382
SkyMiles IP Ltd., Senior Secured First Lien, 9.07% (3 mo. SOFR US + 3.75%), 10/20/2027	585,291	600,155
		9,129,852

UTILITIES: POWER - 0.1%
Calpine Corp., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 12/16/2027	2,245,000	2,250,208
TOTAL BANK LOANS (Cost $219,741,301)		220,435,904

CONVERTIBLE BONDS - 1.0%
LEISURE: HOTELS - 0.3%
Expedia Group, Inc., 4.95%, 02/15/2026 (h)	900,000	830,700
Marriott Vacations Worldwide Corp., 6.30%, 01/15/2026 (h)	2,313,000	2,141,643
Sabre GLBL, Inc., 4.00%, 04/15/2025	1,029,000	979,608
TripAdvisor, Inc., 0.25%, 04/01/2026	1,527,000	1,394,686
		5,346,637

TECHNOLOGY: SOFTWARE & SERVICES - 0.7%
DigitalOcean Holdings, Inc., 8.11%, 12/01/2026 (h)	9,522,000	8,069,895
Pegasystems, Inc., 0.75%, 03/01/2025	912,000	880,992
Perficient, Inc., 0.13%, 11/15/2026	4,213,000	4,092,646
		13,043,533
TOTAL CONVERTIBLE BONDS (Cost $18,102,773)		18,390,170

SHORT-TERM INVESTMENT - 4.0%
Money Market Fund - 4.0%	Shares
First American Government Obligations Fund - Class X, 5.23% (d)	77,201,810	77,201,810
TOTAL SHORT-TERM INVESTMENT (Cost $77,201,810)		77,201,810

TOTAL INVESTMENTS - 100.2% (Cost $1,926,214,434)		1,929,005,982
Liabilities in Excess of Other Assets - (0.2)%		(4,413,994)
TOTAL NET ASSETS - 100.0%		$1,924,591,988

Percentages are stated as a percent of net assets.

PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,242,977,334 or 64.6% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread.  Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

(h)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value. Rate shown is the weighted average amortized yield as of June 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,  Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has  been licensed for use by Shenkman Capital Management, Inc.  Industries presented are at the discretion  of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Short Duration High Income Fund
Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$1,612,978,098	$–	$1,612,978,098
Bank Loans	–	220,435,904	–	220,435,904
Convertible Bonds	–	18,390,170	–	18,390,170
Money Market Fund	77,201,810	–	–	77,201,810
Total Investments	$77,201,810	$1,851,804,172	$–	$1,929,005,982

Refer to the Schedule of Investments for additional information.